1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Accounting Policies [Abstract]
Depreciation Expense	$ 1,600	$ 2,882
Allowance for Doubtful Accounts	$ 0		$ 0